FAIR VALUE MEASUREMENTS - Summary of fair value of warrant liability (Details 1) - USD ($)			12 Months Ended
	Sep. 12, 2013	Mar. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015
Class Of Warrant Or Right [Line Items]
Common Stock Closing Price			$ 0.048			$ 0.035
Fair Value					$ 225,000	$ 0
Warrant Liability
Class Of Warrant Or Right [Line Items]
Common Stock Closing Price			$ 0.048	$ 0.06
Fair Value			$ 5,760	$ 607,199	$ 225,000
Warrant Liability | Warrant issued on November 20, 2012
Class Of Warrant Or Right [Line Items]
Warrant Issue Date				Nov. 20, 2012	Nov. 20, 2012
Warrant Exercise Price				$ 0.15	$ 0.15
Aggregate Number Of Warrants				4,999,990	4,999,990
Expected Term (Years) of Warrants				3 years 10 months 24 days	4 years 10 months 24 days
Volatility				710.00%	689.00%
Fair Value				$ 299,999	$ 225,000
Warrant Liability | Warrant issued on March 14, 2013
Class Of Warrant Or Right [Line Items]
Warrant Issue Date		Mar. 14, 2013	Mar. 14, 2013	Mar. 14, 2013
Warrant Exercise Price		$ 0.15	$ 0.15	$ 0.15
Common Stock Closing Price		$ 0.06
Aggregate Number Of Warrants		120,000	120,000	120,000
Expected Term (Years) of Warrants		5 years	3 years 2 months 12 days	4 years 2 months 12 days
Volatility		711.00%	614.00%	716.00%
Fair Value		$ 7,200	$ 5,760	$ 7,200
Warrant Liability | Warrant issued on September 12, 2013
Class Of Warrant Or Right [Line Items]
Warrant Issue Date	Sep. 12, 2013			Sep. 12, 2013
Warrant Exercise Price	$ 0.15			$ 0.15
Common Stock Closing Price	$ 0.08
Aggregate Number Of Warrants	5,000,000			5,000,000
Expected Term (Years) of Warrants	4 years 2 months 12 days			3 years 10 months 24 days
Volatility	703.00%			711.00%
Fair Value	$ 400,000			$ 300,000